Use of estimates and critical accounting judgements - Pension, tax, lease (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) plan	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (992)	€ (487)
Surplus (deficit) in plan	6,147	5,794
Deferred tax assets	3,653	6,809
Deductible temporary differences, tax losses carry forward and tax credits for which no deferred tax asset are recognised	33,620	20,426
Lease extension options reasonably certain not to be exercised	468	560
Lease termination options expected to be exercised	51	79
Tax losses carried forward and unused tax credits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Deferred tax assets	720	1,301
Tax losses carried forward and unused tax credits | UNITED STATES
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Deferred tax assets	753	1,076
United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (3,404)	(3,136)
Number of defined benefit plans, material surplus position | plan	2
United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (485)	(465)
Number of defined benefit plans, material surplus position | plan	1
Belgium
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Number of defined benefit plans, material surplus position | plan	1
Present value of defined benefit obligation
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 23,501	24,780	€ 24,079
Present value of defined benefit obligation | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	15,340	16,449	16,086
Present value of defined benefit obligation | United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	1,231	1,147
Defined benefit pension assets
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(25,688)	(26,297)	(24,603)
Defined benefit pension assets | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(19,869)	(20,560)	(19,343)
Defined benefit pension assets | United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(1,716)	(1,612)
Impact of the asset ceiling
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	1,195	1,030	627
Impact of the asset ceiling | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 1,125	€ 975	€ 573